Fair Value Measurements - Summary Of Fair Value Measurement Inputs And Valuation Techniques (Detail) - ZANITE ACQUISITION CORP [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.40%	1.04%	1.29%	0.50%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	5 years 1 month 9 days	5 years 6 months	5 years	6 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	6.50%	18.80%	12.30%	25.00%
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 11.5		$ 11.5	$ 11.5
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Measurement Input, Expected Stock Price at De-SPAC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected stock price at De-SPAC	$ 10.26	$ 9.95	$ 10.18	$ 10
Measurement Input Probability-weighted Average Of Additional Shares To Be Issued For The Forward Contract [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability-weighted average of additional shares to be issued for the forward contract		3,450,000		4,600,000